Derivative Financial Instruments and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2015
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Summary of Interest Rate Swaps Designated as Fair Value Hedges	SUMMARY OF INTEREST RATE SWAPS DESIGNATED AS FAIR VALUE HEDGES
December 31,	2015		2014
Balance Sheet Location	Notional	Fair Value	Notional	Fair Value
Other liabilities	$5,572	$(351)	$8,937	$(765)

Summary of Interest Rate Swap Components	SUMMARY OF INTEREST RATE SWAPS COMPONENTS
December 31,	2015	2014
Weighted average pay rate	7.28%	7.24%
Weighted average receive rate	1.98%	2.09%
Weighted average maturity in years	1.53	2.05

Summary of Interest Rate Swaps Not Designated as Hedging Instruments

SUMMARY OF INTEREST RATE SWAPS NOT DESIGNATED AS HEDGING INSTRUMENTS

December 31,	2015		2014
Balance Sheet Location	Notional	Fair Value	Notional	Fair Value
Other assets	$98,976	$5,611	$174,524	$12,294
Other liabilities	(98,976)	(5,649)	174,524	(12,419)